Financial Instruments by Category - Schedule of Carrying Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Financial assets at amortized cost [Member]
Fianancial liabilities:
Borrowings
Financial assets at amortized cost [Member] | Cash and Cash Equivalents [Member]
Fianancial assets:
Cash and cash equivalents	$ 1,595,697	341,543
Financial assets at amortized cost [Member] | Trade and Other Receivables [Member]
Fianancial assets:
Trade and other receivables	799,537	933,824
Financial assets at amortized cost [Member] | Other Current Financial Assets [Member]
Fianancial assets:
Other current financial assets	54,552	54,422
Financial assets at amortized cost [Member] | Other Non-Current Financial Assets [Member]
Fianancial assets:
Other non-current financial assets	349,964	329,252
Financial assets at amortized cost [Member] | Trade and Other Payables [Member]
Fianancial liabilities:
Trade and other payables
Financial assets at amortized cost [Member] | Accrued Expenses [Member]
Fianancial liabilities:
Accrued expenses
Financial assets at amortized cost [Member] | Current Financial Liabilities [Member]
Fianancial liabilities:
Current financial liabilities
Financial assets at amortized cost [Member] | Non-Current Financial Liabilities [Member]
Fianancial liabilities:
Non-current financial liabilities
Financial assets at fair value [Member]
Fianancial liabilities:
Borrowings
Financial assets at fair value [Member] | Cash and Cash Equivalents [Member]
Fianancial assets:
Cash and cash equivalents
Financial assets at fair value [Member] | Trade and Other Receivables [Member]
Fianancial assets:
Trade and other receivables
Financial assets at fair value [Member] | Other Current Financial Assets [Member]
Fianancial assets:
Other current financial assets
Financial assets at fair value [Member] | Other Non-Current Financial Assets [Member]
Fianancial assets:
Other non-current financial assets
Financial assets at fair value [Member] | Trade and Other Payables [Member]
Fianancial liabilities:
Trade and other payables
Financial assets at fair value [Member] | Accrued Expenses [Member]
Fianancial liabilities:
Accrued expenses
Financial assets at fair value [Member] | Current Financial Liabilities [Member]
Fianancial liabilities:
Current financial liabilities
Financial assets at fair value [Member] | Non-Current Financial Liabilities [Member]
Fianancial liabilities:
Non-current financial liabilities
Financial liabilities at amortized cost [Member]
Fianancial liabilities:
Borrowings		2,297,411
Financial liabilities at amortized cost [Member] | Cash and Cash Equivalents [Member]
Fianancial assets:
Cash and cash equivalents
Financial liabilities at amortized cost [Member] | Trade and Other Receivables [Member]
Fianancial assets:
Trade and other receivables
Financial liabilities at amortized cost [Member] | Other Current Financial Assets [Member]
Fianancial assets:
Other current financial assets
Financial liabilities at amortized cost [Member] | Other Non-Current Financial Assets [Member]
Fianancial assets:
Other non-current financial assets
Financial liabilities at amortized cost [Member] | Trade and Other Payables [Member]
Fianancial liabilities:
Trade and other payables	7,296,793	1,078,760
Financial liabilities at amortized cost [Member] | Accrued Expenses [Member]
Fianancial liabilities:
Accrued expenses	726,325	459,883
Financial liabilities at amortized cost [Member] | Current Financial Liabilities [Member]
Fianancial liabilities:
Current financial liabilities	4,457,657
Financial liabilities at amortized cost [Member] | Non-Current Financial Liabilities [Member]
Fianancial liabilities:
Non-current financial liabilities	253,042
Total Carrying Value [Member]
Fianancial liabilities:
Borrowings		2,297,411
Total Carrying Value [Member] | Cash and Cash Equivalents [Member]
Fianancial assets:
Cash and cash equivalents	1,595,697	341,543
Total Carrying Value [Member] | Trade and Other Receivables [Member]
Fianancial assets:
Trade and other receivables	799,537	933,824
Total Carrying Value [Member] | Other Current Financial Assets [Member]
Fianancial assets:
Other current financial assets	54,552	54,422
Total Carrying Value [Member] | Other Non-Current Financial Assets [Member]
Fianancial assets:
Other non-current financial assets	349,964	329,252
Total Carrying Value [Member] | Trade and Other Payables [Member]
Fianancial liabilities:
Trade and other payables	7,296,793	1,078,760
Total Carrying Value [Member] | Accrued Expenses [Member]
Fianancial liabilities:
Accrued expenses	726,325	$ 459,883
Total Carrying Value [Member] | Current Financial Liabilities [Member]
Fianancial liabilities:
Current financial liabilities	4,457,657
Total Carrying Value [Member] | Non-Current Financial Liabilities [Member]
Fianancial liabilities:
Non-current financial liabilities	$ 253,042